Note 3 - Summary of Significant Accounting Policies - 10Q (Details) (USD $)					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2013 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Sep. 30, 2012 Maximum [Member]
Note 3 - Summary of Significant Accounting Policies - 10Q (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss (in Dollars)	$ 267,000		$ 338,000	$ 310,000
Property, Plant and Equipment, Estimated Useful Lives					three	three	five	five
Number of Criteria		3	3
Number of Clearing Brokers		3	3
Cash, FDIC Insured Amount (in Dollars)		$ 250,000	$ 250,000